SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                 -----------------

                               INSTITUTIONAL CLASS

                          DWS Lifecycle Long Range Fund

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's Institutional Class prospectus:

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. This information doesn't include any fees that may be charged by your financial advisor.

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Fee Table
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Shareholder Fees, paid directly from your investment
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Redemption/Exchange fee on shares owned less than 15 days (as % of       2.00%
redemption proceeds)(1)
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Annual Operating Expenses, deducted from fund assets
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Management Fee(2)                                                        0.68%
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Distribution/Service (12b-1) Fee                                         None
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Other Expenses(3)                                                        0.20
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Total Annual Operating Expenses(4)                                       0.88
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(1)   This fee is charged on all applicable redemptions or exchanges. Please see
      "Policies You Should Know About -- Policies about transactions" for further information.

(2) Restated on an annualized basis to reflect approved fee changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(3) Restated on an annualized basis to reflect approved fee changes which took effect on October 1, 2006.

(4) Effective October 1, 2006, the Advisor has agreed to voluntarily waive a portion of its fees and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.55%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy, and organization and offering expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.


February 29, 2008
DLLRF-3601


                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

Based on the costs above, this example helps you compare the fund's Institutional Class shares expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Example                    1 Year        3 Years        5 Years       10 Years
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Institutional Class         $90            $281          $488          $1,084
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               Please Retain This Supplement for Future Reference


February 29, 2008
DLLRF-3601

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